Loans - Loan portfolio (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 709,784	$ 693,059
Securitised loans	4,829	7,367
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	714,373	698,661
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(4,589)	(5,602)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	618,794	605,598
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	455,604	440,933
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	14,737	17,081
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	148,453	147,584
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	89,247	82,350
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	58,081	51,126
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	1,175	1,360
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	29,991	29,864
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	6,332	10,713
Parent Entity
Loan portfolio, disaggregated by location of booking office and product type
Loans	618,413	607,824
Securitised loans	129,270	132,506
Parent Entity | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	622,315	612,517
Parent Entity | Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(3,902)	(4,693)
Parent Entity | Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	616,243	602,218
Parent Entity | Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	455,599	440,926
Parent Entity | Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	14,694	16,938
Parent Entity | Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	145,950	144,354
Parent Entity | New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	384	354
Parent Entity | New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	384	354
Parent Entity | Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 5,688	$ 9,945